REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS (Details)	Dec. 31, 2012	Apr. 30, 2012
Exchange Rate [Abstract]
Exchange Rate Eur To Usd	0.7579
Foreign Currency Translation Abstract
Foreign Currency Exchange Rate, Translation		0.7653